GTR-STAT SUP-4

Statutory Prospectus Supplement dated September 14, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Global Targeted Returns Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
David Millar	Portfolio Manager (lead)	2013
Richard Batty	Portfolio Manager	2013
David Jubb	Portfolio Manager	2013
Gwilym Satchell	Portfolio Manager	2018
Danielle Singer	Portfolio Manager	2018”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	David Millar, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2013.

•

Richard Batty, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2013. Prior to March 2013, he was employed by Standard Life Investments, where he was a member of the Multi Asset Investing team.

•

David Jubb, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2013. Prior to March 2013, he was employed by Standard Life Investments, where he was a director of the Multi Asset Investing team.

•

Gwilym Satchell, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Asset Management and/or its affiliates since 2013. Prior to March 2013, he was employed by Standard Life Investments, where he was responsible for managing a range of liability-driven investment funds.

•

Danielle Singer, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2014. Prior to June 2014, she was employed by UBS Global Asset Management, where she was a strategist and director of the Multi Asset team.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

GTR-STAT SUP-4

AIF-STAT SUP-5

Statutory Prospectus Supplement dated September 14, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares of the Fund listed below:

Invesco Global Targeted Returns Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO GLOBAL TARGETED RETURNS FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
David Millar	Portfolio Manager (lead)	2013
Richard Batty	Portfolio Manager	2013
David Jubb	Portfolio Manager	2013
Gwilym Satchell	Portfolio Manager	2018
Danielle Singer	Portfolio Manager	2018

The following information replaces in its entirety the information appearing in the second paragraph under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“Investment decisions for Invesco Global Targeted Returns Fund are made by the investment management teams at Invesco and Invesco Asset Management.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Global Targeted Returns Fund” in the prospectus:

•	“David Millar, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2013.

•

Richard Batty, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2013. Prior to March 2013, he was employed by Standard Life Investments, where he was a member of the Multi Asset Investing team.

•

David Jubb, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2013. Prior to March 2013, he was employed by Standard Life Investments, where he was a director of the Multi Asset Investing team.

•

Gwilym Satchell, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Asset Management and/or its affiliates since 2013. Prior to March 2013, he was employed by Standard Life Investments, where he was responsible for managing a range of liability-driven investment funds.

•

Danielle Singer, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2014. Prior to June 2014, she was employed by UBS Global Asset Management, where she was a strategist and director of the Multi Asset team.”

AIF-STAT SUP-5

AIF-SOAI SUP-6

Statement of Additional Information Supplement dated September 14, 2018

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Global Targeted Returns Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Global Targeted Returns Fund” in Appendix H of the Statement of Additional Information:

“Investments

The following information is as of October 31, 2017 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco Global Targeted Returns Fund
Richard Batty[1]	None	Over $1,000,000	Over $1,000,000
David Jubb[1]	None	$100,001 - $500,000	$100,001 - $500,000
David Millar[1]	None	Over $1,000,000	Over $1,000,000
Gwilym Satchell1,[2]	None	$100,001 - $500,000	$500,001 - $1,000,000
Danielle Singer[3]	$100,001 - $500,000	N/A	$100,001 - $500,000”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Global Targeted Returns Fund” in Appendix H of the Statement of Additional Information:

“Assets Managed

The following information is as of October 31, 2017 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Global Targeted Returns Fund
Richard Batty	None	None	5	$24,829.6	None	None
David Jubb	None	None	4	$24,655.7	None	None
David Millar	None	None	4	$24,655.7	None	None
Gwilym Satchell[2]	None	None	None	None	None	None
Danielle Singer[3]	None	None	None	None	None	None

[1]	Shares of the Fund are not sold in England, where the portfolio manager is domiciled. Accordingly, the portfolio manager may not invest in the Fund.
[2]	The portfolio manager began serving on the Fund effective February 28, 2018.
[3]	The portfolio manager began serving on the Fund effective September 14, 2018. Information for the portfolio manager has been provided as of July 31, 2018.

AIF-SOAI SUP-6